Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related party transactions
Disclosure of transactions between related parties

Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related party affiliates) in the unaudited condensed consolidated statements of income or loss and balance sheets are as follows:

	For the six months ended June 30,
In thousands of U.S. dollars	2018	2017
Pool revenue(1)
Scorpio MR Pool Limited	$117,172	$111,886
Scorpio LR2 Pool Limited	90,689	60,877
Scorpio Handymax Tanker Pool Limited	41,803	42,471
Scorpio LR1 Tanker Pool Limited	22,721	—
Scorpio Panamax Tanker Pool Limited	—	1,526
Voyage expenses(2)	(805)	(812)
Vessel operating costs(3)	(17,044)	(13,120)
Administrative expenses(4)	(6,290)	(4,922)
(1)

These transactions relate to revenue earned in the Scorpio Group Pools. The Scorpio Group Pools are related party affiliates. When our vessels are in the Scorpio Group Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture. These are the same fees that SCM charges other vessels in these pools, including third party owned vessels.

(2)	Related party expenditures included within voyage expenses in the unaudited condensed consolidated statements of income or loss consist of the following:
•

Expenses due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Group Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Group Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue. These expenses are included in voyage expenses in the unaudited condensed consolidated statements of income or loss.

•

Voyage expenses of $25,747 charged by a related party port agent during the six months ended June 30, 2018.  SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions. No voyage expenses were charged during the six months ended June 30, 2017. The fees and rates charged by this port agent are based on the prevailing market rates for such services in each respective region.

(3)	Related party expenditures included within vessel operating costs in the unaudited condensed consolidated statements of income or loss consist of the following:
•

Technical management fees of $14.8 million and $10.6 million charged by SSM, a related party affiliate, during the six months ended June 30, 2018. SSM’s services include day-to-day vessel operation, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support.

•

Insurance related expenses of $2.0 million and $2.4 million incurred through a related party insurance broker during the six months ended June 30, 2018 and June 30, 2017. In 2016, an Executive Officer of the Company acquired a minority interest, which in 2018 increased to a majority interest, in an insurance broker which arranges hull and machinery and war risk insurance for certain of our owned and finance leased vessels. This broker has arranged such policies for the Company since 2010 and the extent of the coverage and the manner in which the policies are priced did not change as a result of this transaction. In September 2018, the Executive Officer disposed of their interest in the insurance broker in its entirety to a third party not affiliated with the Company. The amounts recorded reflect the amortization of the policy premiums, which are paid directly to the broker, who then remits the premiums to the underwriters.

•

Vessel operating expenses of $0.3 million and $0.1 million charged by a related party port agent during the six months ended June 30, 2018 and June 30, 2017, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its region. The fees and rates charged by this port agent are based on the prevailing market rates for such services in each respective region.

(4)

We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for the reasonable direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. The expenses incurred under this agreement were as follows, and were recorded in general and administrative expenses in the unaudited condensed consolidated statements of income or loss.

•

The expense for the six months ended June 30, 2018 of $6.3 million included (i) administrative fees of $5.5 million charged by SSH, (ii) restricted stock amortization of $0.8 million, which relates to the issuance of an aggregate of 1,144,000 shares of restricted stock to SSH employees for no cash consideration, and (iii) the reimbursement of expenses of $23,848.

•

The expense for the six months ended June 30, 2017 of $4.9 million included (i) administrative fees of $4.0 million charged by SSH, (ii) restricted stock amortization of $0.7 million, which relates to the issuance of an aggregate of 795,000 shares of restricted stock to SSH employees for no cash consideration, and (iii) the reimbursement of expenses of $0.2 million.

Schedule of balances with related parties

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Assets:
Accounts receivable (due from the Pools) (1)	$45,708	$44,880
Accounts receivable and prepaid expenses (SSM) (2)	4,902	6,391
Accounts receivable and prepaid expenses (related party insurance broker) (3)	404	2,428
Other assets (pool working capital contributions) (4)	42,973	41,401

Liabilities:
Accounts payable and accrued expenses (SSM) (5)	$2,899	$766
Accounts payable and accrued expenses (related party port agent)	516	95
Accounts payable and accrued expenses (SSH)	245	190
Accounts payable and accrued expenses (related party insurance broker)	155	2,190
Accounts payable and accrued expenses (SCM)	135	191
Accounts payable and accrued expenses (owed to the Pools)	—	462
(1)

Accounts receivable due from the Scorpio Group Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of June 30, 2018 and December 31, 2017 include $23.8 million and $25.7 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Group Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:

•

For vessels in the Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from each pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the unaudited condensed consolidated balance sheets. For time or bareboat chartered-in vessels, we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

•

For vessels in the Scorpio MR Pool and Scorpio Panamax Tanker Pool, any contributions are repaid, without interest, when such vessel has earned sufficient net revenues to cover the value of such working capital contributed. Accordingly, we classify such amounts as current (within accounts receivable).

•

For vessels in the Scorpio LR2 Pool, Scorpio Aframax Pool and Scorpio LR1 pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from each pool. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the unaudited condensed consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

(2)	Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)

Accounts receivable and prepaid expenses from related-party insurance brokerage firm (as discussed above) relate to premiums which have been prepaid and are being amortized over the term of the respective policy.

(4)	Represents the non-current portion of working capital receivables as described above.
(5)	Represents accounts payable and accrued expenses related to vessel operating expenses that are due to SSM.

Schedule of key management remuneration

	For the six months ended June 30,
In thousands of U.S. dollars	2018	2017
Short-term employee benefits (salaries)	$2,748	$2,928
Share-based compensation (1)	10,365	9,761
Total	$13,113	$12,689
(1)	Represents the amortization of restricted stock issued under our equity incentive plans.